Current provisions and other current liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of current provisions [line items]
Current provisions	€ 524,516,000	€ 502,912,000
Foreign currency translation	9,802,000
Changes in consolidation group	(35,000)
Utilized	250,168,000
Reversed	10,839,000
Additions	246,950,000
Reclassifications	25,894,000
Current provisions end of schedule	524,516,000	502,912,000
Miscellaneous current liabilities
Personnel liabilities	654,457,000		€ 705,534,000
Noncontrolling interests subject to put provisions	494,576,000		469,549,000
Unapplied cash and receivable credits	364,657,000		311,925,000
Invoices outstanding	150,754,000		160,196,000
Rent and lease obligations	138,210,000		111,196,000
Withholding tax and VAT	100,086,000		100,327,000
Interest liabilities	92,961,000		99,493,000
Variable payments outstanding for acquisitions Current Provisions	57,217,000		14,712,000
Legal matters, advisory and audit fees	38,778,000		38,553,000
contract liabilities	37,628,000		0
Bonuses, commissions	26,831,000		26,800,000
Liability For Insurance Premium	16,375,000		7,733,000
Derivatives	8,216,000		11,702,000
Subsidiary Stock Incentive Plan	26,000		30,697,000
Other liabilities	199,000,000		267,401,000
Other current liabilities	2,379,772,000		€ 2,355,818,000
Self-insurance programs
Disclosure of current provisions [line items]
Current provisions	223,980,000	210,616,000
Foreign currency translation	9,510,000
Changes in consolidation group	(582,000)
Utilized	154,958,000
Additions	120,801,000
Current provisions end of schedule	223,980,000	210,616,000
FCPA related charge
Disclosure of current provisions [line items]
Current provisions	198,307,000	223,536,000
Utilized	63,836,000
Additions	77,200,000
Current provisions end of schedule	198,307,000	223,536,000
Personnel expenses
Disclosure of current provisions [line items]
Current provisions	42,430,000	28,786,000
Foreign currency translation	142,000
Changes in consolidation group	220,000
Utilized	15,939,000
Reversed	7,807,000
Additions	11,134,000
Reclassifications	25,894,000
Current provisions end of schedule	42,430,000	28,786,000
Risk of lawsuit
Disclosure of current provisions [line items]
Current provisions	32,304,000	14,918,000
Foreign currency translation	(345,000)
Utilized	6,513,000
Reversed	5,000
Additions	24,249,000
Current provisions end of schedule	32,304,000	14,918,000
Other current provisions
Disclosure of current provisions [line items]
Current provisions	27,495,000	25,056,000
Foreign currency translation	495,000
Changes in consolidation group	327,000
Utilized	8,922,000
Reversed	3,027,000
Additions	13,566,000
Current provisions end of schedule	€ 27,495,000	€ 25,056,000